Commitments and Contingencies (Commitments and Loss Contingency) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Legal Matters [Line Items]
Provisions for litigation loss, insurance claims and other disputes	$ 9.9	$ 16.9
Clinical Testing
Commitment [Line Items]
Commitment amount	490.0	382.0
Contract Manufacturing
Commitment [Line Items]
Commitment amount	325.0	384.0
Commitments expected to be paid in next year	101.0
Other Purchasing Commitment
Commitment [Line Items]
Commitment amount	485.0	265.0
Commitments expected to be paid in next year	459.0
Investment Commitment
Commitment [Line Items]
Commitment amount	22.0	67.0
Capital Commitment
Commitment [Line Items]
Commitment amount	$ 60.0	$ 3.0